SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON RECURRING BASIS (Details) - Derivative [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance	$ 893,263
Additions	2,890,037	996,598
Total (gains) or losses (unrealized)	(464,373)	(103,335)
Included in operations
Ending Balance	$ 3,318,927	$ 893,263